Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.20%
Innovator U.S. Equity Power Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Innovator U.S. Equity Power Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator U.S. Equity Power Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)